Related Party Transactions (Details Narrative) - USD ($) $ in Thousands		1 Months Ended	2 Months Ended	3 Months Ended	4 Months Ended	6 Months Ended
	May 06, 2026	May 06, 2026	Jun. 30, 2026	Jun. 30, 2025	May 06, 2026	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Related Party Transaction [Line Items]
Common stock, shares issued								1,000
Estimated useful lives			8 years			8 years
Related party transaction borrowing amount			$ 6,600
Cash repayment recieved			315
Loans outstanding			38,730			$ 38,730
Accounts receivable, net			19,180			19,180		$ 32,270
Note payable			4,944			4,944		5,100
Short-term debt - third parties			3,045			3,045
Lease expense		$ 100	200	$ 400	500		800
Expenses for services provided by related party		100	0		100		100
Accounts payable			48,920			48,920		41,379
Maximum [Member]
Related Party Transaction [Line Items]
Expenses for services provided by related party				100
Constellation Network Inc [Member]
Related Party Transaction [Line Items]
Note payable	$ 2,600	2,600			2,600
AI Research Corporation [Member]
Related Party Transaction [Line Items]
Note payable			2,600			2,600
Vanguard Healthcare Solutions LLC [Member]
Related Party Transaction [Line Items]
Loans outstanding								0
Accounts receivable, net			6,600			6,600
Note payable			500			500		0
Short-term debt - third parties	$ 1,900	$ 1,900	$ 1,900		1,900	$ 1,900
Constellation Notes Receivable [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Maturity date						May 31, 2034
Constellation Notes Receivable [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Maturity date						Jun. 30, 2034
Constellation Notes Receivable [Member] | Constellation Network Inc [Member]
Related Party Transaction [Line Items]
Stated interest rate of notes			4.46%			4.46%
Accounts receivable, net			$ 3,300			$ 3,300
Constellation Notes Receivable [Member] | Constellation Network Inc [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Interest income on notes			100
Related Party [Member]
Related Party Transaction [Line Items]
Accounts payable			0			$ 0		100
Short Term Promissory Notes [Member] | CCC Arlton Industries Ltd [Member]
Related Party Transaction [Line Items]
Cash repayment recieved					$ 500
Loans granted to related party			250	$ 1,300			$ 2,600
Loans outstanding								$ 500
Affiliated Entity [Member]
Related Party Transaction [Line Items]
Cash contributions			$ 7,100
Stated interest rate of notes			4.00%			4.00%
Founder loan outstanding amount			$ 7,100			$ 7,100
Messier 42 LLC [Member]
Related Party Transaction [Line Items]
Percentage of issued and outstanding equity owned	5.40%	5.40%			5.40%
Preferrd stock, Dividend percentage	3.00%
Liquidation preference	$ 5,000	$ 5,000			$ 5,000
AI License Agreement [Member] | Messier 42 LLC [Member]
Related Party Transaction [Line Items]
Estimated useful lives	5 years	5 years			5 years
Technology Services Agreement [Member]
Related Party Transaction [Line Items]
Fees waiving period	15 months
Technology Services Agreement [Member] | Messier 42 LLC [Member]
Related Party Transaction [Line Items]
Consideration percentage of annual consolidated revenue	3.00%
Shared Services Agreement [Member] | Messier 42 LLC [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Expenses for services provided by related party			$ 100
Expenses outstanding						$ 100
Common Class A [Member]
Related Party Transaction [Line Items]
Common stock, shares issued			69,658,978			69,658,978		0
Common Class A [Member] | AI License Agreement [Member] | Messier 42 LLC [Member]
Related Party Transaction [Line Items]
Common stock, shares issued	25,100,000	25,100,000			25,100,000
Series A Preferred Stock [Member] | Messier 42 LLC [Member]
Related Party Transaction [Line Items]
Preferred stock shares acquired	65,200	65,200			65,200
Number of shares issued in exchange for investment consideration	16,300,000